Segment Information - Major Customers By Reporting Segments (Details) - Revenues - Customer concentration risk	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
ENI S.p.A
Revenue, Major Customer [Line Items]
Percentage of contract revenues	20.00%	11.00%	22.00%	11.00%
PTT Exploration and Production Public Company Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	12.00%	12.00%	13.00%	10.00%
Saudi Arabian Oil Company
Revenue, Major Customer [Line Items]
Percentage of contract revenues	5.00%	16.00%	6.00%	16.00%
Total
Revenue, Major Customer [Line Items]
Percentage of contract revenues	37.00%	39.00%	41.00%	37.00%